Fees Summary	Apr. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,251,000
Previously Paid Amount	0.00
Total Fee Amount	172.76
Total Offset Amount	0.00
Net Fee	172.76
Narrative - Max Aggregate Offering Price	$ 1,251,000
Final Prospectus	true